Pioneer Multi Asset Income Fund
PIONEER MULTI-ASSET INCOME FUND
INVESTMENT OBJECTIVES
A high level of current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 60 and the "Sales charges" section of the statement of additional information beginning on page 66.
SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees Pioneer Multi Asset Income Fund	CLASS A	CLASS C	CLASS K	CLASS R	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	4.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pioneer Multi Asset Income Fund		CLASS A	CLASS C	CLASS K	CLASS R	CLASS Y
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses	[1]	0.25%	0.22%	0.15%	0.30%	0.21%
Acquired Fund Fees and Expenses	[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	[3]	1.40%	2.12%	1.05%	1.70%	1.11%
Less: Fee Waiver and Expense Reimbursement	[4]	(0.15%)	none	none	none	(0.06%)
Net Expenses	[3][4]	1.25%	2.12%	1.05%	1.70%	1.05%
[1]	Other expenses for Class K and Class R shares are based on estimated amounts for the current fiscal year.
[2]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses.
[3]	Plus Acquired Fund Fees and Expenses
[4]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) to the extent required to reduce fund expenses to 0.85% and 0.65% of the average daily net assets attributable to Class A and Class Y shares, respectively. These expense limitations are in effect through December 1, 2015. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example Pioneer Multi Asset Income Fund (USD $)	1	3	5	10
Class A	572	859	1,168	2,042
Class C	315	664	1,139	2,452
Class K	107	334	579	1,283
Class R	173	536	923	2,009
Class Y	107	347	606	1,346

IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption Pioneer Multi Asset Income Fund (USD $)	1	3	5	10
Class A	572	859	1,168	2,042
Class C	215	664	1,139	2,452
Class K	107	334	579	1,283
Class R	173	536	923	2,009
Class Y	107	347	606	1,346

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 99% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The fund has the flexibility to invest in a broad range of income-producing investments, including both debt securities and equity securities. The fund may invest in the securities of issuers located throughout the world, including in emerging markets. In selecting investments, the fund's investment adviser considers both broad economic and investment-specific factors.

The fund may invest in a broad range of issuers and segments of the debt securities markets. The adviser allocates the fund's debt securities among different instruments and segments of the debt markets, based on its outlook for economic, interest rate and political trends. Debt securities may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including "sub-prime" mortgages), asset-backed securities, floating rate loans, convertible securities, Treasury Inflation Protected Securities ("TIPS") and other inflation-linked debt securities, subordinated debt securities, event-linked bonds and other insurance-linked securities, and funds that invest primarily in debt securities. The fund may invest without limit in debt securities of any credit quality, including those rated below investment grade (known as "junk bonds") or, if unrated, of equivalent credit quality as determined by the adviser. The fund's investments in debt securities rated below investment grade may include securities that are in default.

The fund invests in debt securities with a broad range of maturities. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments. The fund may invest without limit in debt securities.

The fund may invest up to 60% of its total assets in equity securities. Equity securities include common stocks, rights, warrants, depositary receipts, exchange-traded funds (ETFs), preferred stock, equity interests in real estate trusts (REITs) and master limited partnerships.

The fund may invest without limit in debt and equity securities of non-U.S. issuers, including up to 30% of its total assets in debt and equity securities of emerging market issuers.

In allocating assets among debt and equity securities, the adviser considers a variety of factors expected to influence global economic activity, including fundamental economic indicators, such as the rates of economic growth and inflation, monetary policy, geo-political factors, the performance of securities markets, and the relative value of the U.S. dollar compared to other currencies. The fund is not required to allocate its investments among debt and equity securities in any fixed proportion, nor is it limited by the issuer's geographic location, size or market capitalization. The relative proportions of the fund's investments in debt and equity securities may change over time based upon market and economic conditions.

In selecting individual securities to buy and sell, the adviser considers a security's income prospects relative to perceived risk. The adviser selects debt securities based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The adviser considers an equity security's potential to provide income in view of the sustainability of the issuer's earnings and financial condition. In selecting equity and debt securities, the adviser generally favors those securities it perceives to be undervalued. The adviser employs fundamental research in evaluating issuers, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, the adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of fundamental and quantitative research. In selecting among market segments and instruments, the adviser considers the relative value of particular investments. Investments typically are sold when the adviser's overall assessment of market and economic conditions changes or the assessments of the attributes of asset classes or individual holdings change.

The fund may invest in securities and instruments that are not income-producing for purposes of seeking capital appreciation or managing risk or other portfolio characteristics. The fund may, but is not required to, use derivatives, such as options, credit default swaps and interest rate swaps, forward currency exchange contracts and bond, index, interest rate and currency futures. The fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the fund's return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. In addition to investing in securities denominated in non-U.S. currencies, the fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies. The fund may invest without limit in derivative instruments. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited to applicable law and regulations. The fund also may hold cash or other short-term investments.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security or derivative position.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. These risks are more pronounced for securities that are already in default.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities or durations). Interest rates in the U.S. recently have been historically low and are expected to rise.

Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the fund earns on its floating rate investments.

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security.

LIQUIDITY RISK. Some securities and derivatives held by the fund may be impossible or difficult to purchase or sell or unwind, particularly during times of market turmoil. Illiquid securities and derivatives also may be difficult to value. If the fund is forced to sell an illiquid asset or unwind a derivatives position to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

U.S. TREASURY OBLIGATIONS RISK. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund's investments in obligations issued by the U.S. Treasury to decline.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF INSTRUMENTS THAT ALLOW FOR BALLOON PAYMENTS OR NEGATIVE AMORTIZATION PAYMENTS. Certain debt instruments allow for balloon payments or negative amortization payments. Such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument.

While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

SOVEREIGN DEBT RISK. A governmental entity may delay, refuse or be unable to pay interest or principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms. There may be no legal or bankruptcy process for collecting sovereign debt. Emerging markets countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries.

CURRENCY RISK. The fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

FORWARD FOREIGN CURRENCY TRANSACTIONS RISK. The fund may not fully benefit from or may lose money on forward foreign currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets.

INFLATION-LINKED SECURITIES RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value or interest payments on such securities may decline in the event that the actual rate of inflation is different than the rate of the inflation index, and losses may exceed those experienced by other debt securities with similar durations. The values of inflation-linked securities may not be directly correlated to changes in interest rates, for example if interest rates rise for reasons other than inflation.

RISKS OF CONVERTIBLE SECURITIES. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A downturn in equity markets may cause the price of convertible securities to decrease relative to other fixed income securities.

RISKS OF INVESTING IN INSURANCE-LINKED SECURITIES. The return of principal and the payment of interest on "event-linked" bonds and other insurance-linked securities are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude or other event that leads to physical or economic loss. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified, the fund may lose a portion or all of its accrued interest and/or principal invested in the event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Certain insurance-linked securities may have limited liquidity, or may be illiquid. The fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment and valuation of such securities more difficult.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods.

COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Uncollateralized loans involve a greater risk of loss.

RISK OF DISADVANTAGED ACCESS TO CONFIDENTIAL INFORMATION. The adviser's decision not to receive material, non-public information about an issuer of a loan either held by, or considered for investment by, the fund, under normal circumstances could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan's issuer, and adversely affect the fund's investment performance.

RISK OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

RISKS OF INVESTMENTS IN REITS. Investments in real estate securities are affected by economic conditions, interest rates, governmental actions and other factors. In addition, investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Mortgage REITs are particularly subject to interest rate and credit risks. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities of master limited partnerships can be less liquid than, and involve other risks that differ from, investments in common stock. Holders of the units of master limited partnerships have limited ability to influence management and limited rights to vote on matters affecting the partnership. Conflicts of interest may exist between common unit holders, the general partner of a master limited partnership and other unit holders. Master limited partnerships may be subject to less regulation (and less protection for investors) under state laws than corporations. There also are tax risks associated with investments in master limited partnerships.

PREFERRED STOCKS RISK. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.

RISKS OF WARRANTS AND RIGHTS. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the fund loses any amount it paid for the warrant. The failure to exercise subscription rights to purchase common shares would result in the dilution of the fund's interest in the issuing company.

RISKS OF ZERO COUPON BONDS, PAYMENT IN KIND, DEFERRED AND CONTINGENT PAYMENT SECURITIES. These securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the fund receives no periodic cash payments on such securities, the fund is deemed for tax purposes to receive income from such securities, which applicable tax rules require the fund to distribute to shareholders. Such distributions may be taxable when distributed to shareholders.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using options, swaps, forward currency exchange contracts, futures and other derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. New regulations are changing the derivatives markets. The regulations may make using derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance. For derivatives that are required to be traded through a clearinghouse or exchange, the fund also will be exposed to the credit risk of the clearinghouse and the broker that submits trades for the fund. It is possible that certain derivatives that are required to be cleared, such as certain swap contracts, will not be accepted for clearing. In addition, regulated trading facilities for swap contracts are relatively new; they may not function as intended, which could impair the ability to enter into swap contracts. The extent and impact of the new regulations are not yet fully known and may not be for some time.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments , such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

VALUATION RISK. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

REPURCHASE AGREEMENT RISK. In the event that the other party to a repurchase agreement defaults on its obligations, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance. A higher level of portfolio turnover may also cause taxable shareholders to incur a higher level of taxable income or capital gains.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) All Country World Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:
THE HIGHEST CALENDAR QUARTERLY RETURN WAS 6.73% (01/01/2012 TO 03/31/2012).

THE LOWEST CALENDAR QUARTERLY RETURN WAS -1.10% (04/01/2013 TO 06/30/2013).

At September 30, 2014, the year-to-date return was 4.56%.
No performance information is presented for Class K or Class R shares in the table because Class K and Class R shares do not have annual returns for at least one calendar year. The returns for Class K and Class R shares would differ from those of Class A, Class C and Class Y shares because they have different expenses.
AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2013)
Average Annual Total Returns Pioneer Multi Asset Income Fund	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Class A	9.55%	12.66%	Dec. 22, 2011
Class A Return after taxes on distributions	6.95%	9.99%	Dec. 22, 2011
Class A Return after taxes on distributions and sale of shares	5.31%	8.69%	Dec. 22, 2011
Class C	13.81%	14.24%	Dec. 22, 2011
Class Y	14.78%	15.34%	Dec. 22, 2011
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	1.25%	Dec. 22, 2011
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	22.80%	19.56%	Dec. 22, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class C, Class K, Class R and Class Y shares will vary.